RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9:  RELATED PARTY TRANSACTIONS

Our Chief Executive Officer, Thomas H. Holcom, Jr., and certain immediate family members own investment notes issued by us.  Amounts held by these related parties totaled $843,292 and $785,461 at September 30, 2012 and 2011, respectively.  These investment notes will mature in 2013, 2014 and 2021, and bear a weighted average interest rate of 6.67%.  Carol Jackson, a member of the MCFC Board of Directors, owns investment notes issued by us. Amounts held by her totaled $541,250 and $500,000 at September 30, 2012 and 2011, respectively. These investment notes will mature in 2014 and bear a weighted average interest rate of 8.25% (See Note 7 to the consolidated financial statements).

We entered into a LSMS Agreement with CBD in June 2009.  Under the LSMS agreement, we buy certain military loans that CBD originates and receives management and record keeping services.  The following table represents the related party transactions associated with this agreement and other related transactions for the periods presented.

	As of and for the Years Ended September 30,
	2012	2011	2010
Loan purchasing:
Loans purchased from CBD	$239,616,353	$251,013,073	$240,871,321

Management and record keeping services:
Monthly servicing to CBD (0.7% of outstanding principal)	$33,820,834	$33,609,257	$31,323,735
Monthly servicing to CBD ($2.82 for each loan owned at prior fiscal year end)	5,084,245	5,173,367	5,012,020
Monthly cost sharing to MCFC ($62,500 per month, $61,250 per month in 2010)	750,000	750,000	735,000
Total management and record keeping services	$39,655,079	$39,532,624	$37,070,755

Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	$3,276,540	$3,630,526	$3,620,390
Tax payments	9,844,816	13,727,467	12,019,609
Dividends paid to MCFC	6,773,313	8,845,387	10,560,722
Total other transactions	$19,894,669	$26,203,380	$26,200,721